Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 2,395,769	$ 2,348,123	$ 1,001,370
Less: accumulated depreciation	(1,162,687)	(709,668)	(214,838)
Less: impairment loss		(87,392)
Property, plant and equipment, net	1,233,082	1,551,063	786,532
Production equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	1,725,783	1,905,670	833,675
Electronic equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	42,024	44,539	20,468
Office furniture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	90,157	73,494	21,500
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	23,891	23,891
Research and development equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	123,135	107,660
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	261,269	192,869	$ 125,727
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 129,510